Pensions and Other Postretirement Benefits (Accumulated Other Comprehensive Loss Pretax Amounts Not Yet Reflected in Net Periodic Benefit Cost) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Total	$ 4,750	$ 4,382
Pensions
Defined Benefit Plan Disclosure [Line Items]
Accumulated net actuarial losses	2,097	2,052
Accumulated prior service credit	(3)	(2)
Total	2,094	2,050
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Accumulated net actuarial losses	505	571
Accumulated prior service credit	(45)	(37)
Total	$ 460	$ 534